Other operating costs - Schedule of auditors' remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Audit fees payable to the Parent Company’s auditor and their associates in respect of:
Audit of the Parent Company’s individual and consolidated financial statements	£ 2.6	£ 2.8	£ 2.8
The auditing of accounts of any associate of the Company	8.6	8.7	8.8
Other services supplied	6.9	7.2	7.3
Audit fees payable to the Parent Company’s auditors and their associates	18.1	18.7	18.9
All other fees:
Other assurance services	1.5	1.0	4.0
Other non-audit services not covered above	0.1	0.0	0.0
Total other services	1.6	1.0	4.0
Total auditor’s remuneration	19.7	£ 19.7	£ 22.9
Tax compliance services	0.0
Tax advisory services	£ 0.0